Schedule of Investments (Unaudited) June 30, 2021

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 89.3%
Schwab US TIPS ETF ‡	49,659,943	$3,104,243,037
TOTAL EXCHANGE - TRADED FUND
(Cost $3,061,833,469)		3,104,243,037

PURCHASED OPTIONS(A) — 3.6%
TOTAL PURCHASED OPTIONS
(Cost $210,979,523)		124,576,785

TOTAL INVESTMENTS — 92.9%
(Cost $3,272,812,992)		3,228,819,822
OTHER ASSETS LESS LIABILITIES —7.1%		244,920,303
NET ASSETS — 100%		$3,473,740,125

‡	For financial information on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund at June 30, 2021 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 3.6%
Call Options
CMS 10Y - 2Y	Nomura	900,000	$28,250,000	0.83%	01/25/23	$16,941,729
CMS 10Y - 2Y	Goldman Sachs	1,500,000	33,593,750	0.95	07/12/23	18,247,469
CMS 10Y - 2Y	Goldman Sachs	250,000	5,920,000	0.53	12/14/21	12,942,799
CMS 10Y - 2Y	Nomura	440,000	8,459,000	0.75	06/15/22	12,364,639
CMS 10Y - 2Y	Goldman Sachs	1,200,000	28,425,000	1.15	12/01/22	10,569,284
CMS 10Y - 2Y	Goldman Sachs	400,000	11,541,750	0.80	10/12/22	8,917,933
CMS 10Y - 2Y	Goldman Sachs	1,000,000	24,812,500	1.25	07/29/22	7,196,668
CMS 10Y - 2Y	Goldman Sachs	800,000	13,500,000	1.10	04/11/23	7,306,138
CMS 10Y - 2Y	Nomura	1,100,000	20,252,500	1.13	02/13/24	7,843,923
CMS 10Y - 2Y	Goldman Sachs	750,000	23,625,000	0.48	06/19/24	20,222,012
CMS 10Y - 2Y	Morgan Stanley	1	24	1.20	04/20/22	8
CMS 10Y - 2Y	Goldman Sachs	950,000	12,600,000	1.60	03/02/22	2,024,183
Total Purchased Options			$210,979,524			$124,576,785

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

TIPS —  Treasury Inflation Protected Security

Schedule of Investments (Unaudited) June 30, 2021 (concluded)

Quadratic Interest Rate Volatility and Inflation Hedge ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$3,104,243,037	$—	$—	$3,104,243,037
Purchased Options	—	124,576,785	—	124,576,785
Total Investments in Securities	$3,104,243,037	$124,576,785	$—	$3,228,819,822

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-015-0500

Schedule of Investments (Unaudited) June 30, 2021

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communication Services — 2.3%
Comcast, Cl A	9,579	$546,194
Interpublic Group of Companies	15,936	517,761
Omnicom Group	6,493	519,375
		1,583,330
Consumer Discretionary — 8.1%
Genuine Parts	4,200	531,174
Leggett & Platt	9,956	515,820
Lithia Motors, Cl A	1,590	546,388
Lowe’s	2,866	555,918
Pool	1,268	581,581
Starbucks	4,831	540,154
Target	2,343	566,397
Tractor Supply	2,981	554,645
Whirlpool	2,400	523,248
Williams-Sonoma	3,205	511,678
		5,427,003
Consumer Staples — 8.6%
Altria Group	10,982	523,622
Archer-Daniels-Midland	8,331	504,859
Casey’s General Stores	2,652	516,185
Coca-Cola	9,766	528,438
Hershey	3,113	542,223
Ingredion	5,790	523,995
J M Smucker	4,008	519,316
PepsiCo	3,690	546,747
Philip Morris International	5,555	550,556
Sysco	6,831	531,110
Walgreens Boots Alliance	9,927	522,260
		5,809,311
Energy — 1.6%
Marathon Petroleum	8,710	526,258
ONEOK	9,918	551,838
		1,078,096
Financials — 20.5%
Allstate	4,110	536,108
American Express	3,296	544,598
American Financial Group	4,358	543,530
Ameriprise Financial	2,088	519,661
Arthur J Gallagher	3,758	526,421
Assurant	3,306	516,331
Assured Guaranty	11,467	544,453
BlackRock, Cl A	616	538,982
BOK Financial	6,078	526,355
Cincinnati Financial	4,476	521,991

Schedule of Investments (Unaudited) June 30, 2021

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Comerica	7,309	$521,424
Cullen/Frost Bankers	4,640	519,680
Evercore, Cl A	3,811	536,474
First Horizon	29,534	510,348
Franklin Resources	15,445	494,086
JPMorgan Chase	3,382	526,036
Lincoln National	7,817	491,220
Mercury General	8,865	575,782
Morningstar	2,320	596,495
Nasdaq	3,174	557,989
Old Republic International	20,601	513,171
People’s United Financial	29,399	503,899
Raymond James Financial	4,147	538,695
T Rowe Price Group	2,843	562,829
Travelers	3,515	526,231
US Bancorp	9,120	519,566
		13,812,355
Health Care — 8.1%
AmerisourceBergen, Cl A	4,561	522,189
Anthem	1,416	540,629
Bristol-Myers Squibb	8,078	539,772
Hill-Rom Holdings	4,801	545,346
Johnson & Johnson	3,310	545,289
Medtronic	4,420	548,655
Quest Diagnostics	4,293	566,547
Stryker	2,125	551,926
UnitedHealth Group	1,364	546,200
West Pharmaceutical Services	1,591	571,328
		5,477,881
Industrials — 19.4%
A O Smith	7,812	562,933
Carlisle	2,875	550,218
Cummins	2,167	528,336
Dover	3,575	538,395
Eaton	3,699	548,118
Emerson Electric	5,593	538,270
Expeditors International of Washington	4,317	546,532
General Dynamics	2,839	534,470
Graco	7,340	555,638
Honeywell International	2,412	529,072
Hubbell, Cl B	2,949	550,991
JB Hunt Transport Services	3,284	535,128
Lennox International	1,615	566,542
Lincoln Electric Holdings	4,233	557,529
ManpowerGroup	4,399	523,085
Norfolk Southern	2,001	531,085
Regal Beloit	3,938	525,762
Republic Services, Cl A	4,982	548,070
Robert Half International	5,991	533,019
Snap-on	2,293	512,325

Schedule of Investments (Unaudited) June 30, 2021

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Toro	5,141	$564,893
United Parcel Service, Cl B	2,702	561,935
Waste Management	3,896	545,869
Xylem	4,618	553,975
		13,042,190
Information Technology — 5.7%
Analog Devices	3,244	558,487
Cisco Systems	9,933	526,449
Corning	12,659	517,753
Intuit	1,158	567,617
Microchip Technology	3,546	530,978
Microsoft	2,133	577,829
Texas Instruments	2,896	556,901
		3,836,014
Materials — 8.4%
Albemarle	3,185	536,545
AptarGroup	3,755	528,854
Avery Dennison	2,468	518,872
International Paper	8,556	524,568
Nucor	5,161	495,095
PPG Industries	3,095	525,438
Reliance Steel & Aluminum	3,144	474,430
Sherwin-Williams	1,962	534,547
Silgan Holdings	12,658	525,307
Steel Dynamics	8,434	502,667
Westlake Chemical	5,347	481,711
		5,648,034
Real Estate — 8.7%
AvalonBay Communities †	2,546	531,325
Camden Property Trust †	4,052	537,579
CubeSmart †	11,702	542,037
Equity LifeStyle Properties †	7,206	535,478
Essex Property Trust †	1,740	522,017
Extra Space Storage †	3,414	559,281
Federal Realty Investment Trust †	4,415	517,306
Iron Mountain †	11,893	503,312
Mid-America Apartment Communities †	3,191	537,428
National Retail Properties †	10,990	515,211
UDR †	10,901	533,931
		5,834,905
Utilities — 8.5%
Alliant Energy	9,275	517,174
DTE Energy	3,939	510,494
Duke Energy	5,355	528,646
IDACORP	5,364	522,990
MDU Resources Group	16,382	513,412
National Fuel Gas	9,796	511,841
NextEra Energy	7,376	540,513
Public Service Enterprise Group	8,813	526,489

Schedule of Investments (Unaudited) June 30, 2021

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Southern	8,538	$516,634
UGI	11,390	527,471
Xcel Energy	7,819	515,116
		5,730,780
TOTAL UNITED STATES		67,279,899
TOTAL COMMON STOCK
(Cost $61,439,529)		67,279,899

TOTAL INVESTMENTS — 99.9%
(Cost $61,439,529)		67,279,899
OTHER ASSETS LESS LIABILITIES — 0.1%		98,064
NET ASSETS — 100%		$67,377,963

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of June 30, 2021 all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-017-0500

Schedule of Investments (Unaudited) June 30, 2021

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communication Services — 4.0%
John Wiley & Sons, Cl A	14,048	$845,409
Telephone and Data Systems	33,608	761,557
		1,606,966
Consumer Discretionary — 2.1%
Core-Mark Holding	18,574	836,016

Consumer Staples — 10.5%
Andersons	26,929	822,142
J & J Snack Foods	4,946	862,632
Lancaster Colony	4,424	856,088
Nu Skin Enterprises, Cl A	14,230	806,130
Universal	15,428	878,933
		4,225,925
Financials — 28.6%
Arbor Realty Trust †	46,379	826,474
Associated Banc-Corp	39,092	800,604
Atlantic Union Bankshares	22,464	813,646
Bryn Mawr Bank	18,879	796,505
CNO Financial Group	34,724	820,181
Federal Agricultural Mortgage, Cl C	8,434	834,123
First Merchants	19,774	823,983
Home BancShares	32,840	810,491
Sandy Spring Bancorp	18,945	836,043
Simmons First National, Cl A	28,407	833,461
Southside Bancshares	20,812	795,643
UMB Financial	9,225	858,478
Washington Trust Bancorp	16,150	829,302
WesBanco	23,338	831,533
		11,510,467
Health Care — 4.5%
Ensign Group	10,385	900,068
LeMaitre Vascular	15,187	926,711
		1,826,779
Industrials — 14.7%
ABM Industries	18,100	802,735
Apogee Enterprises	21,945	893,820
Franklin Electric	10,828	872,953
GATX	9,063	801,804
Lindsay	5,242	866,398
Matthews International, Cl A	22,663	814,961
Standex International	9,002	854,380
		5,907,051

Schedule of Investments (Unaudited) June 30, 2021

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.2%
Badger Meter	9,236	$906,236

Materials — 12.5%
Avient	16,956	833,557
Balchem	6,662	874,454
HB Fuller	12,625	803,076
Kaiser Aluminum	6,664	822,937
Sensient Technologies	9,885	855,646
Worthington Industries	13,611	832,721
		5,022,391
Real Estate — 4.2%
Kennedy-Wilson Holdings	41,830	831,162
Terreno Realty †	13,205	851,987
		1,683,149
Utilities — 16.6%
ALLETE	12,303	860,964
Avista	19,481	831,254
California Water Service Group	14,920	828,657
Chesapeake Utilities	7,225	869,384
Middlesex Water	10,177	831,766
New Jersey Resources	20,370	806,041
PNM Resources	17,844	870,252
Portland General Electric	17,469	804,972
		6,703,290
TOTAL UNITED STATES		40,228,270
TOTAL COMMON STOCK
(Cost $38,219,838)		40,228,270

TOTAL INVESTMENTS — 99.9%
(Cost $38,219,838)		40,228,270
OTHER ASSETS LESS LIABILITIES — 0.1%		51,028
NET ASSETS - 100%		$40,279,298

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-016-0500

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 88.3%
Communication Services — 12.3%
CCO Holdings
5.125%, 05/01/2027 (A)	$156,000	$163,628
5.000%, 02/01/2028 (A)	104,000	109,121
4.750%, 03/01/2030 (A)	105,000	110,906
4.500%, 08/15/2030 (A)	109,000	113,632
4.500%, 05/01/2032	170,000	176,162
4.250%, 02/01/2031 (A)	170,000	173,187
Clear Channel Worldwide Holdings
5.125%, 08/15/2027 (A)	170,000	173,378
CommScope
8.250%, 03/01/2027 (A)	85,000	90,848
6.000%, 03/01/2026 (A)	170,000	179,469
CommScope Technologies
6.000%, 06/15/2025 (A)	67,000	68,424
CSC Holdings
7.500%, 04/01/2028 (A)	85,000	93,288
6.500%, 02/01/2029 (A)	85,000	94,146
5.750%, 01/15/2030 (A)	255,000	264,881
4.625%, 12/01/2030 (A)	104,000	102,035
3.375%, 02/15/2031 (A)	90,000	85,042
DISH DBS
7.750%, 07/01/2026	500,000	566,250
7.375%, 07/01/2028	250,000	269,033
5.875%, 11/15/2024	156,000	167,505
Frontier Communications
5.000%, 05/01/2028 (A)	90,000	93,045
Gray Television
7.000%, 05/15/2027 (A)	85,000	91,906
4.750%, 10/15/2030 (A)	500,000	498,265
iHeartCommunications
4.750%, 01/15/2028 (A)	90,000	92,588
Level 3 Financing
4.625%, 09/15/2027 (A)	300,000	311,376
4.250%, 07/01/2028 (A)	350,000	355,166
3.625%, 01/15/2029 (A)	90,000	86,850
Lumen Technologies
7.500%, 04/01/2024	85,000	95,413
Match Group Holdings II
4.625%, 06/01/2028 (A)	104,000	107,770
Netflix
6.375%, 05/15/2029	160,000	204,360
5.875%, 11/15/2028	105,000	128,880
4.875%, 06/15/2030 (A)	80,000	95,144
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	104,000	110,240
4.750%, 11/01/2028 (A)	400,000	411,000
Scripps Escrow II
3.875%, 01/15/2029 (A)	400,000	396,812

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Communication Services — continued
Sinclair Television Group
4.125%, 12/01/2030 (A)	$90,000	$88,425
Sirius XM Radio
5.500%, 07/01/2029 (A)	120,000	130,764
4.625%, 07/15/2024 (A)	90,000	92,376
Sprint
7.625%, 02/15/2025	120,000	142,576
7.625%, 03/01/2026	166,000	202,520
Sprint Capital
8.750%, 03/15/2032	120,000	182,400
6.875%, 11/15/2028	200,000	256,500
TEGNA
5.000%, 09/15/2029	104,000	108,834
T-Mobile USA
4.750%, 02/01/2028	167,000	178,899
United States Cellular
6.700%, 12/15/2033	105,000	128,625
Univision Communications
5.125%, 02/15/2025 (A)	160,000	163,232
		7,754,901
Consumer Discretionary — 14.6%
1011778 BC ULC/New Red Finance
4.375%, 01/15/2028 (A)	104,000	105,430
4.000%, 10/15/2030 (A)	145,000	140,288
3.875%, 01/15/2028 (A)	165,000	167,062
Adient Global Holdings
4.875%, 08/15/2026 (A)	250,000	257,307
American Axle & Manufacturing
6.250%, 04/01/2025	130,000	134,285
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	90,000	92,224
Aramark Services
6.375%, 05/01/2025 (A)	166,000	176,375
Boyd Gaming
8.625%, 06/01/2025 (A)	85,000	93,701
Caesars Entertainment
6.250%, 07/01/2025 (A)	224,000	237,543
Carnival
11.500%, 04/01/2023 (A)	170,000	192,312
10.500%, 02/01/2026 (A)	120,000	139,710
7.625%, 03/01/2026 (A)	250,000	271,563
Churchill Downs
5.500%, 04/01/2027 (A)	90,000	93,785

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Discretionary — continued
Ford Motor
9.625%, 04/22/2030	$126,000	$180,810
9.000%, 04/22/2025	85,000	104,794
8.500%, 04/21/2023	85,000	94,856
7.450%, 07/16/2031	120,000	157,800
4.750%, 01/15/2043	104,000	110,500
Ford Motor Credit
5.113%, 05/03/2029	120,000	134,338
4.687%, 06/09/2025	180,000	194,850
Gap
8.875%, 05/15/2027 (A)	80,000	92,576
Goodyear Tire & Rubber
5.000%, 05/31/2026	92,000	94,391
Hanesbrands
5.375%, 05/15/2025 (A)	104,000	110,110
Hilton Domestic Operating
4.000%, 05/01/2031 (A)	210,000	211,863
Hilton Worldwide Finance
4.875%, 04/01/2027	135,000	140,738
Installed Building Products
5.750%, 02/01/2028 (A)	160,000	168,400
L Brands
6.694%, 01/15/2027	120,000	141,184
6.625%, 10/01/2030 (A)	300,000	346,500
Lennar
4.750%, 11/29/2027	85,000	98,249
LGI Homes
6.875%, 07/15/2026 (A)	80,000	82,921
Live Nation Entertainment
6.500%, 05/15/2027 (A)	120,000	133,176
4.750%, 10/15/2027 (A)	104,000	107,900
Macy’s
8.375%, 06/15/2025 (A)	250,000	275,300
MGM Resorts International
5.750%, 06/15/2025	112,000	123,508
5.500%, 04/15/2027	156,000	171,210
NCL
10.250%, 02/01/2026 (A)	80,000	93,000
Newell Brands
4.700%, 04/01/2026	148,000	165,038
Penske Automotive Group
3.500%, 09/01/2025	90,000	93,222
PetSmart
4.750%, 02/15/2028 (A)	130,000	135,037
Reynolds Group Issuer
4.000%, 10/15/2027 (A)	400,000	397,229
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	410,000	472,525
10.875%, 06/01/2023 (A)	80,000	91,100

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Discretionary — continued
Scientific Games International
8.250%, 03/15/2026 (A)	$400,000	$428,992
Staples
7.500%, 04/15/2026 (A)	210,000	217,875
Taylor Morrison Communities
5.125%, 08/01/2030 (A)	165,000	178,406
Tenneco
5.000%, 07/15/2026	500,000	497,350
Tesla
5.300%, 08/15/2025 (A)	170,000	175,719
Travel + Leisure
6.625%, 07/31/2026 (A)	261,000	295,713
6.600%, 10/01/2025	148,000	166,855
Tri Pointe Homes
5.250%, 06/01/2027	170,000	184,450
Williams Scotsman International
4.625%, 08/15/2028 (A)	90,000	92,943
Yum! Brands
7.750%, 04/01/2025 (A)	85,000	92,437
4.750%, 01/15/2030 (A)	80,000	86,601
		9,242,051
Consumer Staples — 1.4%
Albertsons
5.875%, 02/15/2028 (A)	104,000	112,077
4.875%, 02/15/2030 (A)	130,000	138,646
Fresh Market
9.750%, 05/01/2023 (A)	90,000	92,282
JBS USA LUX
6.500%, 04/15/2029 (A)	200,000	224,752
5.500%, 01/15/2030 (A)	75,000	83,879
Post Holdings
4.625%, 04/15/2030 (A)	90,000	91,350
Vector Group
5.750%, 02/01/2029 (A)	170,000	173,562
		916,548
Energy — 12.7%
Alliance Resource Operating Partners
7.500%, 05/01/2025 (A)	250,000	244,063
Apache
5.100%, 09/01/2040	170,000	178,075
4.375%, 10/15/2028	346,000	368,317
Blue Racer Midstream
7.625%, 12/15/2025 (A)	120,000	129,900
Cheniere Energy
4.625%, 10/15/2028 (A)	400,000	422,000
Cheniere Energy Partners
5.625%, 10/01/2026	80,000	83,000

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — continued
Continental Resources
5.750%, 01/15/2031 (A)	$80,000	$95,824
Energy Transfer
6.625%, VAR ICE LIBOR USD 3 Month+4.155% ‡	219,000	214,346
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.694% ‡	500,000	507,140
EnLink Midstream
5.375%, 06/01/2029	365,000	380,921
EQM Midstream Partners
6.500%, 07/01/2027 (A)	80,000	89,200
4.750%, 01/15/2031 (A)	170,000	175,175
Equities
8.500%, 02/01/2030	200,000	260,582
7.625%, 02/01/2025	80,000	93,319
3.900%, 10/01/2027	80,000	85,700
Genesis Energy
7.750%, 02/01/2028	145,000	149,350
GFL Environmental
3.750%, 08/01/2025 (A)	130,000	133,575
Kerr-McGee
7.125%, 10/15/2027	25,000	27,688
MEG Energy
7.125%, 02/01/2027 (A)	330,000	351,557
5.875%, 02/01/2029 (A)	539,000	561,908
Murphy Oil
7.050%, 05/01/2029	300,000	333,000
6.875%, 08/15/2024	435,000	444,787
Occidental Petroleum
8.875%, 07/15/2030	80,000	106,991
7.150%, 05/15/2028	340,000	387,600
6.450%, 09/15/2036	350,000	418,460
6.375%, 09/01/2028	104,000	121,420
Petroleos Mexicanos
6.500%, 03/13/2027	170,000	179,253
Plains All American Pipeline
6.125%, VAR ICE LIBOR USD 3 Month+4.110% ‡	195,000	172,224
Sunoco
5.500%, 02/15/2026	90,000	92,745
Targa Resources Partners
6.500%, 07/15/2027	80,000	86,698
5.875%, 04/15/2026	80,000	84,025
4.875%, 02/01/2031 (A)	298,000	322,585
TerraForm Power Operating
5.000%, 01/31/2028 (A)	210,000	222,337
4.750%, 01/15/2030 (A)	250,000	256,043
Western Midstream Operating
5.300%, 02/01/2030	184,000	206,080
		7,985,888

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — 8.0%
Ally Financial
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.868% ‡	$265,000	$273,665
AmTrust Financial Services
6.125%, 08/15/2023	675,000	681,222
Apollo Investment
5.250%, 03/03/2025	445,000	461,757
Compass Group Diversified Holdings
5.250%, 04/15/2029 (A)	90,000	93,825
Enact Holdings
6.500%, 08/15/2025 (A)	300,000	330,660
Freedom Mortgage
8.250%, 04/15/2025 (A)	65,000	67,844
Goldman Sachs Capital III
4.000%, VAR ICE LIBOR USD 3 Month+0.770% ‡	105,000	102,506
Greystar Real Estate Partners
5.750%, 12/01/2025 (A)	156,000	160,368
MBIA
6.625%, 10/01/2028	500,000	504,505
MGIC Investment
5.250%, 08/15/2028	331,000	350,860
MSCI
4.000%, 11/15/2029 (A)	90,000	94,725
3.875%, 02/15/2031 (A)	90,000	93,398
Navient
6.750%, 06/25/2025	300,000	331,875
6.500%, 06/15/2022	300,000	312,750
5.500%, 01/25/2023	194,000	204,612
OneMain Finance
8.875%, 06/01/2025	85,000	94,239
6.625%, 01/15/2028	400,000	458,544
5.375%, 11/15/2029	125,000	135,967
Quicken Loans
5.250%, 01/15/2028 (A)	156,000	163,800
Radian Group
4.875%, 03/15/2027	104,000	113,100
		5,030,222
Health Care — 6.4%
Avantor Funding
4.625%, 07/15/2028 (A)	130,000	137,250
Bausch Health
7.000%, 01/15/2028 (A)	105,000	108,150
6.125%, 04/15/2025 (A)	208,000	213,200
5.250%, 01/30/2030 (A)	427,000	397,110
5.250%, 02/15/2031 (A)	130,000	121,349
Bausch Health Americas
8.500%, 01/31/2027 (A)	295,000	320,636

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Health Care — continued
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	$115,000	$120,170
CHS
8.000%, 03/15/2026 (A)	130,000	140,075
5.625%, 03/15/2027 (A)	100,000	106,500
DaVita
4.625%, 06/01/2030 (A)	98,000	100,593
3.750%, 02/15/2031 (A)	120,000	115,200
HCA, MTN
7.580%, 09/15/2025	100,000	120,500
5.875%, 02/15/2026	245,000	283,434
5.875%, 02/01/2029	145,000	175,088
5.375%, 02/01/2025	120,000	135,360
3.500%, 09/01/2030	104,000	110,798
Jaguar Holding II
5.000%, 06/15/2028 (A)	104,000	112,728
MEDNAX
6.250%, 01/15/2027 (A)	130,000	137,637
Molina Healthcare
4.375%, 06/15/2028 (A)	90,000	93,825
Organon
4.125%, 04/30/2028 (A)	500,000	509,900
Par Pharmaceutical
7.500%, 04/01/2027 (A)	125,000	127,812
Tenet Healthcare
5.125%, 11/01/2027 (A)	130,000	136,338
4.875%, 01/01/2026 (A)	156,000	161,803
4.625%, 07/15/2024	90,000	91,323
		4,076,779
Industrials — 18.3%
ADT Security
4.875%, 07/15/2032 (A)	130,000	136,986
AECOM
5.125%, 03/15/2027	85,000	94,669
Allied Universal Holdco
6.625%, 07/15/2026 (A)	104,000	110,264
Allison Transmission
4.750%, 10/01/2027 (A)	250,000	259,693
Altera Infrastructure
8.500%, 07/15/2023 (A)	385,000	352,275
American Airlines
11.750%, 07/15/2025 (A)	200,000	251,000
5.750%, 04/20/2029 (A)	200,000	215,918
5.500%, 04/20/2026 (A)	200,000	211,750
American Airlines 2016-1 Class B Pass-Through Trust
5.250%, 01/15/2024	1,718,882	1,688,933
Brink’s
4.625%, 10/15/2027 (A)	90,000	93,825

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — continued
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	$80,000	$85,800
Delta Air Lines 2015-1 Class B Pass-Through Trust
4.250%, 07/30/2023	578,157	589,581
Herc Holdings
5.500%, 07/15/2027 (A)	80,000	84,338
Icahn Enterprises
6.250%, 05/15/2026	104,000	110,344
5.250%, 05/15/2027	90,000	93,122
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (A)	220,000	215,600
5.500%, 04/15/2024 (A)	430,000	434,300
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	170,000	170,835
Navistar International
9.500%, 05/01/2025 (A)	126,000	135,072
Nielsen Finance
5.875%, 10/01/2030 (A)	250,000	272,106
5.625%, 10/01/2028 (A)	500,000	528,350
Pitney Bowes
7.250%, 03/15/2029 (A)	170,000	180,625
PowerTeam Services
9.033%, 12/04/2025 (A)	80,000	88,000
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	104,000	110,630
Sabre GLBL
7.375%, 09/01/2025 (A)	80,000	87,000
Sensata Technologies
4.375%, 02/15/2030 (A)	130,000	136,999
Sensata Technologies BV
4.000%, 04/15/2029 (A)	250,000	253,771
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	90,000	90,650
SSL Robotics
9.750%, 12/31/2023 (A)	238,000	263,276
Teekay
9.250%, 11/15/2022 (A)	2,575,000	2,660,297
TransDigm
8.000%, 12/15/2025 (A)	85,000	91,842
6.375%, 06/15/2026	135,000	139,856
6.250%, 03/15/2026 (A)	160,000	168,800
5.500%, 11/15/2027	170,000	177,225
Uber Technologies
8.000%, 11/01/2026 (A)	120,000	129,300

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — continued
United Rentals North America
5.250%, 01/15/2030	$85,000	$93,108
4.875%, 01/15/2028	104,000	110,376
4.000%, 07/15/2030	170,000	175,100
3.875%, 02/15/2031	341,000	346,967
3.875%, 11/15/2027	133,000	139,747
		11,578,330
Information Technology — 4.6%
Avaya
6.125%, 09/15/2028 (A)	130,000	139,139
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	83,000	84,349
Gartner
4.500%, 07/01/2028 (A)	95,000	100,331
Go Daddy Operating
5.250%, 12/01/2027 (A)	83,000	87,150
NCR
6.125%, 09/01/2029 (A)	250,000	272,500
5.000%, 10/01/2028 (A)	104,000	107,543
NortonLifeLock
5.000%, 04/15/2025 (A)	90,000	91,257
Open Text Holdings
4.125%, 02/15/2030 (A)	194,000	197,841
Rackspace Technology Global
5.375%, 12/01/2028 (A)	472,000	484,390
SS&C Technologies
5.500%, 09/30/2027 (A)	250,000	264,925
Twilio
3.875%, 03/15/2031	210,000	215,513
Veritas US
7.500%, 09/01/2025 (A)	90,000	93,713
Western Digital
4.750%, 02/15/2026	191,000	212,010
Xerox Holdings
5.000%, 08/15/2025 (A)	520,000	548,922
		2,899,583
Materials — 4.6%
Ball
2.875%, 08/15/2030	170,000	166,876
Chemours
7.000%, 05/15/2025	84,000	86,625
5.750%, 11/15/2028 (A)	200,000	214,000
Freeport-McMoRan
5.450%, 03/15/2043	170,000	207,794
5.400%, 11/14/2034	80,000	96,624
5.250%, 09/01/2029	170,000	187,638
4.125%, 03/01/2028	104,000	108,550

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — continued
Hudbay Minerals
6.125%, 04/01/2029 (A)	$90,000	$95,850
NOVA Chemicals
5.250%, 06/01/2027 (A)	105,000	113,169
Novelis
5.875%, 09/30/2026 (A)	80,000	83,220
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	350,000	381,500
Tronox
6.500%, 05/01/2025 (A)	83,000	87,838
4.625%, 03/15/2029 (A)	500,000	505,615
United States Steel
6.875%, 03/01/2029	500,000	535,000
		2,870,299
Real Estate — 4.1%
Cushman & Wakefield US Borrower
6.750%, 05/15/2028 (A)	300,000	323,538
Howard Hughes
4.375%, 02/01/2031 (A)	90,000	89,674
Iron Mountain
5.625%, 07/15/2032 (A)	130,000	139,142
5.250%, 03/15/2028 (A)	130,000	136,052
5.250%, 07/15/2030 (A)	83,000	87,862
4.875%, 09/15/2027 (A)	104,000	107,910
4.875%, 09/15/2029 (A)	132,000	136,250
IStar
4.750%, 10/01/2024	104,000	109,460
Lamar Media
3.750%, 02/15/2028	104,000	105,820
Realogy Group
9.375%, 04/01/2027 (A)	500,000	555,570
5.750%, 01/15/2029 (A)	170,000	177,716
SBA Communications
3.875%, 02/15/2027	98,000	100,637
Service Properties Trust
4.350%, 10/01/2024	104,000	104,728
Uniti Group
7.875%, 02/15/2025 (A)	130,000	138,937
VICI Properties
4.125%, 08/15/2030 (A)	260,000	266,973
		2,580,269
Utilities — 1.3%
AmeriGas Partners
5.875%, 08/20/2026	80,000	89,527

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

	Face Amount/ Shares	Value
CORPORATE OBLIGATIONS — continued
Utilities — continued
Calpine
5.125%, 03/15/2028 (A)	$90,000	$91,688
5.000%, 02/01/2031 (A)	105,000	104,475
4.500%, 02/15/2028 (A)	199,000	202,980
FirstEnergy
7.375%, 11/15/2031	100,000	136,791
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	104,000	109,720
Vistra Operations
5.500%, 09/01/2026 (A)	104,000	107,250
		842,431
TOTAL CORPORATE OBLIGATIONS
(Cost $54,810,247)		55,777,301

EXCHANGE - TRADED FUNDS — 5.4%
IShares IBoxx High Yield Corporate Bond ETF	17,600	1,549,504
SPDR Bloomberg Barclays High Yield Bond ETF	17,225	1,894,061
TOTAL EXCHANGE - TRADED FUNDS
(Cost $3,355,299)		3,443,565

PREFERRED STOCK — 1.8%
FINANCIALS — 1.8%
AmTrust Financial Services	20,900	476,520
Bank of America‡	15,000	393,000
JPMorgan Chase‡	10,000	266,200
TOTAL PREFERRED STOCK
(Cost $1,092,337)		1,135,720

MUNICIPAL BOND — 0.7%
Puerto Rico — 0.7%
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/2040	500,097	458,839

TOTAL MUNICIPAL BOND
(Cost $361,962)		458,839

CONVERTIBLE BONDS — 0.7%
Communication Services — 0.2%
Bandwidth
0.500%, 04/01/2028 (A)	100,000	102,750

Financials — 0.5%
New York Mortgage Trust
6.250%, 01/15/2022	309,000	314,408

TOTAL CONVERTIBLE BONDS
(Cost $406,082)		417,158

TOTAL INVESTMENTS — 96.9%
(Cost $60,025,927)		61,232,583
OTHER ASSETS LESS LIABILITIES — 3.1%		1,940,253
NET ASSETS — 100%		$63,172,836

Schedule of Investments (Unaudited) June 30, 2021

KFA Dynamic Fixed Income ETF

‡	Perpetual security with no stated maturity date.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of June 30, 2021 was $33,937,219 and represented 53.7% of the Net Assets of the Fund.

ETF — Exchange-Traded Fund

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB  — Revenue Bond

SPDR — Standard & Poor’s Depository Receipt

ULC — Unlimited Liability Company

USD  — United States Dollar

VAR — Variable Rate

The following summarizes the market value of the Fund’s investments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$55,777,301	$—	$55,777,301
Exchange - Traded Funds	3,443,565	—	—	3,443,565
Preferred Stock	476,520	659,200	—	1,135,720
Municipal Bond	—	458,839	—	458,839
Convertible Bonds	—	417,158	—	417,158
Total Investments in Securities	$3,920,085	$57,312,498	$—	$61,232,583

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “ —” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-019-0500

Schedule of Investments (Unaudited) June 30, 2021

KFA Value Line Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
UNITED STATES — 99.7%
Communication Services — 6.6%
AT&T	23,808	$685,195
Comcast, Cl A	4,213	240,225
Omnicom Group	189	15,118
Verizon Communications	12,303	689,337
Walt Disney *	2,940	516,764
		2,146,639
Consumer Discretionary — 9.1%
Amazon.com *	381	1,310,701
Genuine Parts	128	16,188
Home Depot	2,587	824,969
Lowe’s	872	169,142
McDonald’s	2,778	641,690
		2,962,690
Consumer Staples — 0.5%
Colgate-Palmolive	1,238	100,711
Kimberly-Clark	242	32,375
Walgreens Boots Alliance	754	39,668
		172,754
Energy — 0.6%
Chevron	1,762	184,552

Financials — 14.5%
Aflac	8,576	460,188
Bank of New York Mellon	10,381	531,819
BlackRock, Cl A	609	532,857
CNA Financial	10,308	468,911
Discover Financial Services	250	29,573
JPMorgan Chase	5,510	857,025
Loews	1,542	84,270
M&T Bank	3,166	460,051
Morgan Stanley	1,918	175,861
PNC Financial Services Group	3,003	572,852
US Bancorp	9,579	545,716
		4,719,123
Health Care — 6.2%
Amgen	1,899	462,881
Bristol-Myers Squibb	9,618	642,675
Eli Lilly	1,408	323,164
Gilead Sciences	8,492	584,759
		2,013,479
Industrials — 19.8%
3M	756	150,164
Caterpillar	2,553	555,609

Schedule of Investments (Unaudited) June 30, 2021

KFA Value Line Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	1,269	$309,395
Deere	1,686	594,669
Emerson Electric	4,479	431,059
FedEx	854	254,774
General Dynamics	2,842	535,035
Illinois Tool Works	986	220,430
Lockheed Martin	1,502	568,282
MSC Industrial Direct, Cl A	5,344	479,517
Robert Half International	5,626	500,545
Snap-on	1,932	431,667
United Parcel Service, Cl B	2,995	622,870
Valmont Industries	1,335	315,127
Watsco	1,761	504,773
		6,473,916
Information Technology — 15.8%
Apple	8,862	1,213,740
Avnet	11,009	441,241
Cisco Systems	10,561	559,733
Corning	12,213	499,512
International Business Machines	4,119	603,804
Juniper Networks	18,304	500,614
Paychex	5,159	553,561
PayPal Holdings *	445	129,708
Texas Instruments	3,403	654,397
		5,156,310
Materials — 3.0%
Packaging Corp of America	3,452	467,470
Sensient Technologies	2,505	216,833
Sonoco Products	4,334	289,944
		974,247
Real Estate — 4.9%
Camden Property Trust †	3,850	510,780
Federal Realty Investment Trust †	171	20,036
Mid-America Apartment Communities †	2,975	501,050
Prologis †	151	18,049
Public Storage †	1,873	563,192
		1,613,107
Utilities — 18.7%
ALLETE	6,644	464,947
Avista	11,142	475,429
Consolidated Edison	6,755	484,468
Entergy	3,791	377,963
New Jersey Resources	11,668	461,703
NorthWestern	7,768	467,789
OGE Energy	14,417	485,132
ONE Gas	6,412	475,257
Pinnacle West Capital	5,531	453,376

Schedule of Investments (Unaudited) June 30, 2021

KFA Value Line Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	16,105	$450,457
Southern	8,733	528,434
Spire	6,825	493,243
UGI	10,777	499,083
		6,117,281
TOTAL UNITED STATES		32,534,098
TOTAL COMMON STOCK
(Cost $30,396,761)		32,534,098

TOTAL INVESTMENTS — 99.7%
(Cost $30,396,761)		32,534,098
OTHER ASSETS LESS LIABILITIES — 0.3%		93,243
NET ASSETS — 100%		$32,627,341

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-026-0100

Schedule of Investments (Unaudited) June 30, 2021

KFA Mount Lucas Index Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 78.2%
Schwab Short-Term U.S. Treasury ETF ‡	465,850	$23,860,837
TOTAL EXCHANGE - TRADED FUND
(Cost $23,932,194)		23,860,837

TOTAL INVESTMENTS — 78.2%
(Cost $23,932,194)		23,860,837
OTHER ASSETS LESS LIABILITIES — 21.8%		6,663,898
NET ASSETS — 100%		$30,524,735

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
AUDUSD Currency	63	Sep-2021	$4,875,918	$4,723,740	$(152,177)
British Pound	55	Sep-2021	4,852,764	4,745,469	(107,296)
CAD Currency	59	Sep-2021	4,880,889	4,756,580	(124,309)
Copper^	18	Sep-2021	1,930,328	1,930,050	(278)
Corn^	76	Dec-2021	1,973,569	2,236,300	262,731
Euro	5	Sep-2021	762,650	741,563	(21,087)
Gasoline^	23	Sep-2021	1,972,513	2,147,804	175,291
Japanese 10-Year Bond	3	Sep-2021	4,105,959	4,096,224	71
Live Cattle^	10	Aug-2021	490,095	490,900	805
Natural Gas^	68	Aug-2021	2,035,449	2,464,320	428,871
NY Harbor ULSD^	24	Sep-2021	2,007,162	2,147,746	140,584
Soybean^	29	Nov-2021	1,841,235	2,028,550	187,315
Sugar No. 11^	104	Oct-2021	2,016,601	2,083,827	67,226
Swiss Franc	2	Sep-2021	279,730	270,475	(9,255)
Wheat^	61	Dec-2021	1,976,518	2,089,250	112,732
WTI Crude Oil^	31	Aug-2021	2,008,800	2,255,870	247,070
			38,010,180	39,208,668	1,208,294
Short Contracts
Canadian 10-Year Bond	(64)	Sep-2021	(7,629,128)	(7,513,133)	(87,739)
Euro-Bund	(37)	Sep-2021	(7,740,872)	(7,572,858)	(30,310)
Gold^	(1)	Aug-2021	(177,157)	(177,160)	(3)
Japanese Yen	(43)	Sep-2021	(4,909,095)	(4,841,263)	67,832
Long Gilt 10-Year Bond	(43)	Oct-2021	(7,734,710)	(7,619,621)	(63,199)
U.S. 10-Year Treasury Note	(58)	Sep-2021	(7,628,630)	(7,685,000)	(56,370)
			(35,819,592)	(35,409,035)	(169,789)
			$2,190,588	$3,799,633	$1,038,505

‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
^	Security is held by the KFA MLM Index Subsidiary, LTD. as of June 30, 2021.

AUD — Australian Dollar

CAD — Canadian Dollar

ETF — Exchange-Traded Fund

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

WTI — West Texas Intermediate

Schedule of Investments (Unaudited) June 30, 2021

KFA Mount Lucas Index Strategy ETF

The following summarizes the market value of the Fund’s investments and other financial instruments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$23,860,837	$—	$—	$23,860,837
Total Investments in Securities	$23,860,837	$—	$—	$23,860,837

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,690,528	$—	$—	$1,690,528
Unrealized Depreciation	(652,023)	—	—	(652,023)
Total Other Financial Instruments	$1,038,505	$—	$—	$1,038,505

*	Futures Contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-025-0100